Deferred revenue and other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current liabilities
Deferred revenue		€ 305
Salaries, wages and social charges	€ 46	46
Other	57	85
Total deferred revenue and other non-current liabilities	103	436
Current liabilities
Deferred revenue		155
Salaries, wages and social charges	1,669	1,780
VAT and other indirect taxes	328	349
Discounts without performance obligations	539	479
Accrued expenses related to customer projects	466	517
Other	617	660
Total deferred revenue and other current liabilities	€ 3,619	€ 3,940